Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 94.6%
148,775	iShares Core S&P 500 ETF	$71,059,403
16,603	SPDR S&P 500 ETF Trust	7,891,572
162,858	Vanguard S&P 500 ETF	71,136,375
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $142,790,806)	150,087,350

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 1.1%
	PUT OPTIONS – 1.1%
	S&P 500 Index
268	Exercise Price: $4,675.00, Notional Amount: $125,290,000, Expiration Date: March 28, 2024	1,826,420
	TOTAL PUT OPTIONS
	(Cost $1,822,937)	1,826,420
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,822,937)	1,826,420

Principal Amount
	SHORT-TERM INVESTMENTS–23.7%
$37,625,119	UMB Bank Demand Deposit, 4.79%[1]	37,625,119
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $37,625,119)	37,625,119
	TOTAL INVESTMENTS – 119.4%
	(Cost $182,238,862)	189,538,889
	Liabilities in Excess of Other Assets – (19.4)%	(30,814,341)
	TOTAL NET ASSETS – 100.0%	$158,724,548

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.